Goodwill And Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Other Intangible Assets
Estimated amortization expense in 2019	$ 7,982
Estimated amortization expense in 2020	6,886
Estimated amortization expense in 2021	5,787
Estimated amortization expense in 2022	5,015
Estimated amortization expense in 2023	4,337
Trademarks and trade names [Member]
Finite Lived Intangible Assets [Line Items]
Write-offs of fully amortized finite-lived intangible assets	2,892
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Write-offs of fully amortized finite-lived intangible assets	$ 2,890
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Write-offs of fully amortized finite-lived intangible assets		$ 2,273